Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 3,939,649	€ 3,622,169	€ 3,668,053
Cost of purchased services	280,913	240,699	236,302
Cost of materials	€ 4,220,562	€ 3,862,868	€ 3,904,355